Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases

The following table provides the Company’s lease costs for the year ended December 31, 2019:

In millions	Year ended December 31,	2019
Finance lease cost
Amortization of right-of-use assets		$11
Interest on lease liabilities		8
Total finance lease cost		19
Operating lease cost		171
Short-term lease cost		47
Variable lease cost (1)		63
Total lease cost (2)		$300

(1)	Mainly relates to leases of trucks for the Company's freight delivery service contracts.

(2)	Includes lease costs from purchased services and material and equipment rents in the Consolidated Statements of Income.

Rental expense for operating leases for the years ended December 31, 2018 and 2017 were $218 million and $191 million, respectively.

The following table provides the Company's lease right-of-use assets and lease liabilities, and their classification on the Consolidated Balance Sheet as at December 31, 2019:

In millions	Classification	December 31,	2019
Lease right-of-use assets
Finance leases	Properties		$534
Operating leases	Operating lease right-of-use assets		520
Total lease right-of-use assets			$1,054
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$59
Operating leases	Accounts payable and other		122
Noncurrent
Finance leases	Long-term debt		75
Operating leases	Operating lease liabilities		379
Total lease liabilities			$635

The following table provides the remaining lease terms and discount rates for the Company's leases as at December 31, 2019:

December 31,	2019
Weighted-average remaining lease term (years)
Finance leases	1.4
Operating leases	7.0
Weighted-average discount rate (%)
Finance leases	3.21
Operating leases	3.12

The following table provides additional information for the Company's leases for the year ended December 31, 2019:

In millions	Year ended December 31,	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases		$170
Operating cash outflows from finance leases		$6
Financing cash outflows from finance leases		$162
Right-of-use assets obtained in exchange for lease liabilities
Operating lease		$79
Finance lease		$—

The following table provides the maturities of lease liabilities for the next five years and thereafter as at December 31, 2019:

In millions	Finance leases	Operating leases (1)
2020	$62	$135
2021	72	108
2022	1	73
2023	—	51
2024	—	37
2025 and thereafter	3	156
Total lease payments	138	560
Less: Imputed interest	4	59
Present value of lease payments	$134	$501

(1)	Includes $70 million related to renewal options that are reasonably certain to be exercised.

The following table provides the maturities of lease liabilities under ASC 840 "Leases" for the next five years and thereafter as at December 31, 2018:

In millions	Capital leases	Operating leases
2019	$10	$190
2020	15	136
2021	5	103
2022	—	64
2023	—	45
2024 and thereafter	—	125
Total lease payments	$30	$663
Less: Imputed interest	1
Present value of lease payments	$29

Leases	Leases

The following table provides the Company’s lease costs for the year ended December 31, 2019:

In millions	Year ended December 31,	2019
Finance lease cost
Amortization of right-of-use assets		$11
Interest on lease liabilities		8
Total finance lease cost		19
Operating lease cost		171
Short-term lease cost		47
Variable lease cost (1)		63
Total lease cost (2)		$300

(1)	Mainly relates to leases of trucks for the Company's freight delivery service contracts.

(2)	Includes lease costs from purchased services and material and equipment rents in the Consolidated Statements of Income.

Rental expense for operating leases for the years ended December 31, 2018 and 2017 were $218 million and $191 million, respectively.

The following table provides the Company's lease right-of-use assets and lease liabilities, and their classification on the Consolidated Balance Sheet as at December 31, 2019:

In millions	Classification	December 31,	2019
Lease right-of-use assets
Finance leases	Properties		$534
Operating leases	Operating lease right-of-use assets		520
Total lease right-of-use assets			$1,054
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$59
Operating leases	Accounts payable and other		122
Noncurrent
Finance leases	Long-term debt		75
Operating leases	Operating lease liabilities		379
Total lease liabilities			$635

The following table provides the remaining lease terms and discount rates for the Company's leases as at December 31, 2019:

December 31,	2019
Weighted-average remaining lease term (years)
Finance leases	1.4
Operating leases	7.0
Weighted-average discount rate (%)
Finance leases	3.21
Operating leases	3.12

The following table provides additional information for the Company's leases for the year ended December 31, 2019:

In millions	Year ended December 31,	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases		$170
Operating cash outflows from finance leases		$6
Financing cash outflows from finance leases		$162
Right-of-use assets obtained in exchange for lease liabilities
Operating lease		$79
Finance lease		$—

The following table provides the maturities of lease liabilities for the next five years and thereafter as at December 31, 2019:

In millions	Finance leases	Operating leases (1)
2020	$62	$135
2021	72	108
2022	1	73
2023	—	51
2024	—	37
2025 and thereafter	3	156
Total lease payments	138	560
Less: Imputed interest	4	59
Present value of lease payments	$134	$501

(1)	Includes $70 million related to renewal options that are reasonably certain to be exercised.

The following table provides the maturities of lease liabilities under ASC 840 "Leases" for the next five years and thereafter as at December 31, 2018:

In millions	Capital leases	Operating leases
2019	$10	$190
2020	15	136
2021	5	103
2022	—	64
2023	—	45
2024 and thereafter	—	125
Total lease payments	$30	$663
Less: Imputed interest	1
Present value of lease payments	$29